Discontinued operations and disposal groups - Discontinued operations (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 31, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Discontinued operations and disposal groups
Revenue		$ 490.5	$ 403.9	$ 1,334.5	$ 1,184.2
Cost of sales		(230.4)	(182.2)	(635.4)	(527.1)
Administrative expenses		(128.0)	(39.6)	(374.3)	(160.7)
Net loss on disposal of subsidiary	$ (58.7)
Other income		1.6	0.5	2.9	1.2
Operating income		133.7	182.6	327.7	497.6
Finance income		70.8	122.0	218.4	171.6
Finance costs		(114.4)	(87.1)	(313.0)	(259.7)
Income before income tax		90.1	217.5	233.1	409.5
Income tax (expense)/benefit:
Income/(loss) from discontinued operation		(36.5)	(20.3)	(19.0)	(56.9)
Other comprehensive income:
Net exchange loss recycled to income statement on disposal of subsidiaries	$ 36.3	36.3		20.3
Exchange differences on translation of foreign operations		(33.0)	(16.9)	(53.5)	122.1
Other comprehensive income/(loss) for the period, net of taxes		3.3	(16.9)	(33.2)	122.1
Discontinued operations
Discontinued operations and disposal groups
Revenue		17.6	51.2	111.8	143.8
Cost of sales		(0.5)	(56.8)	(11.8)	(136.6)
Administrative expenses		(4.7)	(18.7)	(19.3)	(38.4)
Net loss on disposal of subsidiary		(58.7)		(38.7)
Impairment of held for sale non-current assets				(75.4)
Other income		0.4	1.6	0.6	2.9
Operating income		(45.9)	(22.7)	(32.8)	(28.3)
Finance income		6.0	8.2	19.9	14.7
Finance costs		(0.9)	(14.6)	(26.7)	(70.6)
Income before income tax		(40.8)	(29.1)	(39.6)	(84.2)
Income tax (expense)/benefit:
Related to pre tax income from the ordinary activities		4.3	8.8	2.7	27.3
Related to remeasurement to fair value less costs to sell				17.9
Income/(loss) from discontinued operation		(36.5)	(20.3)	(19.0)	(56.9)
Other comprehensive income:
Net exchange loss recycled to income statement on disposal of subsidiaries		36.3		20.3
Exchange differences on translation of foreign operations		1.8	36.4	53.7	165.9
Other comprehensive income/(loss) for the period, net of taxes		38.1	36.4	74.0	165.9
Total comprehensive income/(loss) for the year		1.6	16.1	55.0	109.0
Net cash from operating activities		3.2	38.0	79.8	93.4
Net cash used in investing activities		(29.7)	(19.3)	(59.5)	(60.8)
Net cash used in financing activities		(3.4)	(11.6)	(43.8)	(48.6)
Net (decrease)/increase in cash by the discontinued operation		$ (29.9)	$ 7.1	$ (23.5)	$ (16.0)